Financial instruments (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Concentration of credit risk, Percentage Of Accounts Receivable		82.00%
Bad debt expenses	$ 0	$ 0	$ 218,000
Other price risk [member]
Statement [Line Items]
Amount of Change in net income due to 5% appreciation or deterioration of the Canadian dollar against the U.S. dollar	184,000	162,000
Amount of Change in net income due to 1% appreciation or deterioration of the Canadian dollar against the U.S. dollar	$ 72,000	$ 64,000